RELATED PARTY TRANSACTIONS (Q2) (Details) - USD ($)							3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 29, 2021	Feb. 21, 2021	Aug. 24, 2020	Aug. 14, 2020	Feb. 06, 2020	Jan. 10, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
General and administrative services expense per month				$ 15,000
Proceeds held in trust account to repay working capital loans								$ 0
Related party transaction Converted notes Price per share upon consummation of a Business Combination								$ 10.00	$ 10.00
Unsecured promissory note
Related Party Transaction [Line Items]
Borrowings principal amount						$ 300,000
Due to related parties			$ 140,671
Maximum
Related Party Transaction [Line Items]
Number of shares, common stock subject to forfeiture						750,000
Related party transaction Converted notes upon consummation of a Business Combination								$ 1,000,000.0	$ 1,000,000
Sponsor
Related Party Transaction [Line Items]
Number of units sold (in shares)					5,750,000
Stock dividend					0.15
Number of shares, common stock subject to forfeiture			750,000
Shares owned by initial stock holders (in percentage)						22.03%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)						$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						30 days
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of units sold (in shares)						5,000,000
Proceeds from issuance of shares						$ 25,000
Sponsor | Subsequent event
Related Party Transaction [Line Items]
Related party committed loan amount to consummate business combination	$ 1,000,000
Sponsor | Maximum
Related Party Transaction [Line Items]
Number of shares, common stock subject to forfeiture						750,000
Related party committed loan amount to consummate business combination		$ 750,000
Sponsor | Maximum | Subsequent event
Related Party Transaction [Line Items]
Related party committed loan amount to consummate business combination	$ 250,000
Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Fees for administrative support							$ 45,000	$ 90,000	$ 66,774